Document And Entity Information	Sep. 03, 2019	Aug. 30, 2019
Cover [Abstract]
Entity Registrant Name		SailPoint Technologies Holdings, Inc.
Document Type		8-K
Amendment Flag		false
Entity Central Index Key		0001627857
Document Period End Date		Aug. 30, 2019
Entity Emerging Growth Company		false
Entity File Number		1-38297
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		47-1628077
Entity Address, Address Line One		11120 Four Points Drive, Suite 100
Entity Address, City or Town		Austin
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		78726
City Area Code		512
Local Phone Number		346-2000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of each class	Common stock, par value $0.0001 per share)
Trading Symbol	SAIL
Name of each exchange on which registered	NYSE